Net Fee and Commission Income_Details Of Fee And Commission Income And Fee And Commission Expense(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Fee and commission income
Banking activity fees		₩ 188,405		₩ 176,968	₩ 168,389
Lending activity fees		74,858		79,287	87,790
Credit card related fees and commissions		1,447,560		1,258,704	1,223,221
Debit card related fees and commissions		400,183		369,329	340,509
Agent activity fees		152,028		172,220	168,135
Trust and other fiduciary fees		353,903		219,215	270,664
Fund management related fees		132,889		119,745	104,924
Guarantee fees		49,546		40,710	30,121
Foreign currency related fees		106,038		99,022	97,146
Commissions from transfer agent services		195,556		166,371	164,916
Other business account commission on consignment		33,793		33,707	30,525
Commissions received on securities business		450,199		154,966	88,111
Lease fees		144,221		75,737	38,403
Others		259,071		184,896	158,241
Sub-total		3,988,250	$ 3,736,346	3,150,877	2,971,095
Fee and commission expense
Trading activity related fees	[1]	29,547		15,555	11,050
Lending activity fees		23,253		15,010	20,507
Credit card related fees and commissions		1,482,221		1,209,553	1,093,538
Outsourcing related fees		127,542		91,700	87,875
Foreign currency related fees		27,394		17,205	12,419
Management fees of written-off loans		4,176		4,456	4,065
Other		244,093		212,506	206,658
Sub-total		1,938,226	1,815,805	1,565,985	1,436,112
Net fee and commission income		₩ 2,050,024	$ 1,920,541	₩ 1,584,892	₩ 1,534,983

[1]	The fees from financial assets/liabilities at fair value through profit or loss.